[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

October 1, 2008

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Division of Investment Management

Re:	Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Equity Funds (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SunAmerica International Equity Fund (the “Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of the Focused International Equity Portfolio, a series of SunAmerica Focused Series, Inc., in exchange for Class A, Class B and Class C shares of the Acquiring Fund (the “Reorganization”).

Pursuant to Rule 488, the Registration Statement designates an effective date of October 31, 2008. We do not believe that the proposed Reorganization presents any novel issues and request that the Staff give expedited review to the Registration Statement. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8681.

Very truly yours,

/s/ Elliot J. Gluck

Elliot J. Gluck

Enclosures

cc:	Kathleen Fuentes, AIG SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP